RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2021, 2020 and 2019, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2021	2020	2019

Transactions with affiliated companies

Melco and its subsidiaries	Revenues (services provided by the Company):
	Provision of gaming related services	$(1,455)	$(42,682)	$393,512
	Rooms and food and beverage (1)	48,978	30,468	92,584
	Services fee (2)	24,906	26,151	39,470
	Entertainment (1)	361	25	7,685

	Costs and expenses (services provided to the Company):
	Staff costs recharges (3) (4)	59,676	65,515	89,273
	Corporate services (5)	32,354	32,354	34,519
	Other services	16,696	14,118	16,117
	Staff costs for construction and renovation work capitalized (4)	11,362	10,949	7,864
	Purchases of goods and services	149	151	523

	Sale and purchase of assets:
	Sale of property and equipment and other long-term assets	1,695	2,692	1,323
	Transfer-in of other long-term assets	5,167	7,206	17,516
	Purchases of intangible assets	192	3,938	—

A joint venture and a subsidiary of MECOM Power and Construction Limited (“MECOM”) (6)	Costs and expenses (services provided to the Company):
	Consultancy fee	—	—	3,096

	Purchase of assets:
	Construction and renovation work performed and recognized as property and equipment	—	—	4,328
Notes
(1)
These revenues primarily represented the standalone selling prices of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to Melco Resorts Macau. For the years ended December 31, 2021, 2020 and 2019, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $49,339, $30,493 and $100,269, respectively, of which $44,117, $27,090 and $87,005 related to Studio City Casino’s gaming patrons and $5,222, $3,403 and $13,264 related to non-Studio

City Casino’s gaming patrons, respectively.

(2)
Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)	These staff costs included share-based compensation expenses.
(5)
Corporate services are provided to the Company by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.

(6)
A company in which Mr. Lawrence Yau Lung Ho, Studio City International’s director, had beneficial interest of approximately 20% until December 10, 2019, the date on which Mr. Lawrence Yau Lung Ho disposed his entire beneficial interest in MECOM. The amount in 2019 represents the transactions with a joint venture and a subsidiary of MECOM during the period from January 1, 2019 to December 10, 2019.

Other Related Party Transaction
As of December 31, 2021 and 2020, Mr. Lawrence Yau Lung Ho and his controlled entity held an aggregate principal amount of $60,000 and $60,000 of senior notes issued by Studio City Finance, respectively.
During the years ended December 31, 2021 and 2020, total interest expenses of $
4,494
 and $1,740 in relation to the senior notes issued by Studio City Finance, were paid or payable to Mr. Lawrence Yau Lung Ho and his controlled entity, respectively.

(a)	Amounts Due from Affiliated Companies
The outstanding balances as of December 31, 2021 and 2020 are receivables from Melco’s subsidiaries mainly arising from operating income or prepayment of operating expenses, and are unsecured, non-interest
bearing and repayable on demand.

(b)	Amounts Due to Affiliated Companies
The outstanding balances as of December 31, 2021 and 2020 are payables to Melco and its subsidiaries mainly arising from operating expenses, and are unsecured, non-interest
bearing and repayable on demand.